CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Mar. 31, 2018	Dec. 31, 2017 [1]
Statement Of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01
Special voting shares, shares outstanding	388,880,133	388,906,690
Common shares, shares outstanding	1,357,522,507	1,363,592,506
Treasury stock, shares	6,877,689	807,690

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).